Expense Example - Western Asset Intermediate Bond Fund	Sep. 30, 2020 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	553
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	513
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,486
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	1,857
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	$ 1,831